Finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income from loans to equity accounted units	$ 24	$ 4	$ 3
Other finance income (including bank deposits, net investment in leases, and other financial assets)	490	532	176
Total finance income	514	536	179
Interest on:
- Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(1,126)	(1,209)	(713)
- Lease liabilities	(70)	(50)	(49)
Fair value movements:
- Bonds designated as hedged items in fair value hedges	(9)	(190)	526
- Derivatives designated as hedging instruments in fair value hedges	18	203	(515)
Amounts capitalised	424	279	416
Total finance costs	$ (763)	$ (967)	$ (335)